Property and Equipment, net - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 0.4	$ 0.5	$ 0.8	$ 0.9	$ 1.8	$ 1.4
Property, Plant and Equipment, Disposals					$ 0.1	$ 0.1